RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2025
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

14. RELATED PARTY BALANCES AND TRANSACTIONS

The table below sets forth the major related parties and their relationships with the Group as of December 31, 2025:

Name of related parties	Relationship with the Group
Xiaoyan Lu	Director, Founder, Chairman of the Board, Chief Executive Officer and Shareholder of the Group (“Mr. Lu”)
Yazhou Wu	Former Chief Operation Officer and former Chief Technology Officer (“Mr. Wu”)
Suzhou Yunzheng Technology Co., Ltd. (“Suzhou Yunzheng”)	Controlled by Mr. Lu
Shanghai China Europe International Culture Communication Co., Ltd. (“Shanghai China Europe”)	Significantly influenced by the Group
Shanghai Fenghe Culture Communication Co., Ltd. (“Shanghai Fenghe”)	Significantly influenced by the Group
Suzhou Kangshengji Technology Co., Ltd. (“Kangshengji”)	Significantly influenced by the Group

The Group had the following transactions with the major related parties:

	Year ended December 31,
	2023	2024		2025
	RMB	RMB		RMB
Sales of service
Shanghai China Europe	—	219		282
Suzhou Yunzheng	57	40		—

Purchase of service
Shanghai China Europe	—	3,561		566
Suzhou Yunzheng	404	836		60
Shanghai Fenghe	—	—		505

Loan to a related party
Shanghai Fenghe	—	2,000	(1)	—

Collection of loan to a related party
Shanghai Fenghe	—	—		2,000	(1)

Advances for the Group’s operation
Xiaoyan Lu	—	1,943		1,329
Yazhou Wu	—	3,300		3,510	(2)

Collection of unused advances for the Group’s operation
Xiaoyan Lu	—	1,455		883
Yazhou Wu	—	3,300		—

14. RELATED PARTY BALANCES AND TRANSACTIONS (CONTINUED)

The Group had the following balances with related parties:

	As of December 31,
	2024		2025
	RMB		RMB
Amount due from related parties
Shanghai Fenghe	2,000	(1)	—
Yazhou Wu	—		3,510	(2)

Amount due to a related party
Shanghai China Europe	2,452		1,975
(1)	The balance represented a RMB 2,000 loan to the related party with an interest rate at Loan Prime Rate (“LPR”) issued by China’s central bank. The Group has collected the repayment from Shanghai Fenghe during the year ended December 31, 2025.
(2)	The advance to Yazhou Wu for the Group’s operation has been fully collected as of the date of this annual report.